Concentrations of Risk - Summary of Supplier Concentration (Detail) - Supplier Concentration Risk - Purchases	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Supplier X
Concentration Risk [Line Items]
Concentration risk, percentage	46.00%	24.00%	44.00%	38.00%
Supplier Y
Concentration Risk [Line Items]
Concentration risk, percentage	22.00%	0.00%	16.00%	0.00%
Supplier Z
Concentration Risk [Line Items]
Concentration risk, percentage	20.00%	58.00%	20.00%	45.00%